Income Taxes - Schedule of Income Tax Benefit (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Total current
Total deferred
Income tax expense (benefit)